Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year US Corporate & Government Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.31%	1.98%	2.10%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.38%	2.42%	2.55%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	1.01%	1.37%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	1.23%	1.43%

[1]	On March 1, 2021, the Fund began to compare its performance to a custom 4pm pricing variant of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Historical Index data prior to March 1, 2021 is for the standard 3pm pricing variant of the Index. Index data from March 1, 2021 through November 30, 2023 is for the custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the Index, which now utilizes pricing as of 4pm, and resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.